Financial Instruments and Risks - Sensitivity of Loss Before Tax To Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	$ 64	$ (2,710)	$ (354)
Top of Range | Functional Currency | USD/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	19,499	1,453	741
Top of Range | Functional Currency | EUR/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	648	836	410
Top of Range | Functional Currency | GBP/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(18)	351	328
Top of Range | Functional Currency | USD/EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	726	155	322
Minimum | Functional Currency | USD/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(19,499)	(1,453)	(741)
Minimum | Functional Currency | EUR/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	(648)	(836)	(410)
Minimum | Functional Currency | GBP/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	18	(351)	(328)
Minimum | Functional Currency | USD/EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gains (losses), net	$ (726)	$ (155)	$ (322)